Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable

Note 5. Accounts Receivable

As of September 30, 2023 and December 31, 2022, accounts receivable was $0 and $52,761, respectively. During the nine months ended September 30, 2023, $52,761 of bad debt expense was recognized and is included in other general and administrative expenses in the accompanying condensed consolidated statement of operations and comprehensive loss. No bad debt expense was recognized during the nine months ended September 30, 2022.

On September 1, 2023 EAWD and EAWC-TV entered into a settlement agreement whereby the unpaid balance on the equipment of $52,761 was written off in accordance with the Company’s intent to terminate the distribution agreement. As such, the Company’s outstanding accounts receivable balance on the accompanying consolidated balance sheets as of September 30, 2023 and December 31, 2022 were $0 and $52,761, respectively.

Note 5. Accounts Receivable At December 31, 2022 and 2021, accounts receivable was $52,761 and $55,169, respectively, and determined to be fully collectible.